20. Employees benefits (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$) Participants	Dec. 31, 2018 BRL (R$) Participants	Dec. 31, 2017 BRL (R$)
SummaryOfEmployeeBenefitsLineItems [Line Items]
Average gross payroll	9.30%	7.20%
Average gross payroll	R$ 237,898	R$ 196,281
Defined pension plan expense recorded in operating costs	29,637	7,530	R$ 35,156
Defined pension plan expense recorded in selling expense	4,187	1,133	1,864
Defined pension plan expense recorded in administrative expense	2,685	704	619
Defined pension plan expense capitalized in assets	R$ 3,564	R$ 1,955
Number of active participants | Participants	3,758	4,056
Number of inactive participants | Participants	7,399	7,149
Contribution - participants	R$ 38,391	R$ 36,336
Salaries, payroll charges and social contributions	93,486	110,464
Sabesprev Mais
SummaryOfEmployeeBenefitsLineItems [Line Items]
Defined pension plan expense recorded in operating costs	14,293	13,227	12,034
Defined pension plan expense recorded in selling expense	1,865	1,820	1,744
Defined pension plan expense recorded in administrative expense	3,845	3,599	R$ 3,245
Defined pension plan expense capitalized in assets	R$ 2,458	R$ 2,115
Active participants of Plan	9,774	9,586
G1 Plan
SummaryOfEmployeeBenefitsLineItems [Line Items]
Benefits payable	R$ 167,202
Contribution	36,968	R$ 36,199
Contribution - participants	38,391	36,336
Actuarial deficit	25,531
Actuarial deficit - participants	13,497
G0 Plan
SummaryOfEmployeeBenefitsLineItems [Line Items]
Benefits payable	180,382
Contribution - participants	R$ 0	R$ 0
Active participants of Plan	10	10
Beneficiaries, retirees and survivors	1,960	2,038